Additional financial information - Statements of income and other comprehensive income (Details) - Operating revenues benchmark	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Social Media Company
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage		11.20%	14.40%
TELUS Corporation
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	24.70%	20.60%	15.80%
Google
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	14.30%	13.10%	10.90%